Property, plant and equipment - Operating leases (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Property, plant and equipment
Operating lease commitments	$ 90
Plant and machinery
Property, plant and equipment
Operating lease commitments	22
Land and buildings
Property, plant and equipment
Operating lease commitments	51
Office equipment, vehicles, and other
Property, plant and equipment
Operating lease commitments	$ 17